Business Combinations - Purchase Consideration (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Business Combinations
Cash consideration	$ 47,879	$ 4,989	$ 5,500
P3 LLC
Business Combinations
Equity			80,301
Fair value of redeemable non-controlling interest			1,807,428
Stock compensation pre-combination services			26,313
Cash consideration			18,405
Payment of P3 LLC's transaction costs			19,152
Total purchase consideration			$ 1,951,599